Harbor International Growth Fund
Harbor International Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor International Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	[1]	0.89%	1.14%	1.26%
Expense Reimbursement	[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2][3]	0.85%	1.10%	1.22%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor International Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	87	280	489	1,092
Administrative	112	358	624	1,383
Investor	124	396	688	1,519

Expense Example, No Redemption Harbor International Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	87	280	489	1,092
Administrative	112	358	624	1,383
Investor	124	396	688	1,519

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 30%.
Principal Investment Strategy
Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that Baillie Gifford Overseas Limited (the “Subadviser”) believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States.

The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins on invested capital. The Subadviser normally evaluates these characteristics over a 3 to 5 year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund’s foreign currency exposure.

When evaluating individual companies for investment, the Subadviser normally focuses on the following:
  Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.
  Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
  Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser’s view of the company’s future growth potential.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadviser has in company management’s ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or to an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadviser’s view of the company’s future growth potential. However, the Subadviser does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Foreign securities risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Effective May 21, 2013, Baillie Gifford Overseas Limited became the Fund’s subadviser. Performance prior to that date is not attributable to Baillie Gifford.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.91%	2nd/2009
Worst Quarter	-26.40%	4th/2008

Average Annual Total Returns — As of December 31, 2014
Average Annual Total Returns Harbor International Growth Fund	One Year	Five Years	Ten Years	Life of Class	inception date
Institutional Class	(4.47%)	4.27%	4.45%	3.24%	Nov. 01, 1993
Institutional Class After Taxes on Distributions	(4.74%)	4.11%	4.36%		Nov. 01, 1993
Institutional Class After Taxes on Distributions and Sale of Fund Shares	(2.16%)	3.66%	3.79%		Nov. 01, 1993
Administrative Class	(4.74%)	4.00%	4.18%	6.27%	Nov. 01, 2002
Investor Class	(4.88%)	3.86%	4.05%	6.14%	Nov. 01, 2002
MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees, expenses or taxes)	(3.87%)	4.43%	5.13%		Nov. 01, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.